INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
Fixed Maturities AFS
The components of fair value and amortized cost for fixed maturities classified as AFS on the consolidated balance sheets excludes accrued interest receivable because the Company elected to present accrued interest receivable within other assets. Accrued interest receivable on AFS fixed maturities as of December 31, 2022 and 2021 was $550 million and $470 million, respectively. There was no accrued interest written off for AFS fixed maturities for the years ended December 31, 2022, 2021 and 2020.
The following tables provide information relating to the Company’s fixed maturities classified as AFS.
AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2022
Fixed Maturities:
Corporate (1)	$46,053	$24	$89	$6,655	$39,463
U.S. Treasury, government and agency	7,049	—	1	1,312	5,738
States and political subdivisions	540	—	7	76	471
Foreign governments	985	—	2	151	836
Residential mortgage-backed (2)	860	—	1	84	777
Asset-backed (3)	8,817	—	3	371	8,449
Commercial mortgage-backed	3,742	—	—	572	3,170
Redeemable preferred stock	41	—	2	—	43
Total at December 31, 2022	$68,087	$24	$105	$9,221	$58,947

December 31, 2021:
Fixed Maturities:
Corporate (1)	$45,578	$22	$2,382	$214	$47,724
U.S. Treasury, government and agency	13,032	—	2,196	14	15,214
States and political subdivisions	527	—	73	3	597
Foreign governments	1,124	—	42	14	1,152
Residential mortgage-backed (2)	82	—	8	—	90
Asset-backed (3)	5,904	—	20	19	5,905
Commercial mortgage-backed	2,348	—	19	26	2,341
Redeemable preferred stock	41	—	12	—	53
Total at December 31, 2021	$68,636	$22	$4,752	$290	$73,076
______________
(1)Corporate fixed maturities include both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
The contractual maturities of AFS fixed maturities as of December 31, 2022 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2022:
Contractual maturities:
Due in one year or less	$1,516	$1,497
Due in years two through five	13,452	12,727
Due in years six through ten	14,632	12,979
Due after ten years	25,003	19,305
Subtotal	54,603	46,508
Residential mortgage-backed	860	777
Asset-backed	8,817	8,449
Commercial mortgage-backed	3,742	3,170
Redeemable preferred stock	41	43
Total at December 31, 2022	$68,063	$58,947

The following table shows proceeds from sales, gross gains (losses) from sales and allowance for credit losses for AFS fixed maturities for the years ended December 31, 2022, 2021 and 2020:
Proceeds from Sales, Gross Gains (Losses) from Sales and Allowance for Credit and Intent to Sell Losses for AFS Fixed Maturities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Proceeds from sales	$11,683	$26,678	$12,670
Gross gains on sales	$38	$1,141	$854
Gross losses on sales	$(668)	$(189)	$(34)

Net (increase) decrease in Allowance for Credit and Intent to Sell losses (1)	$(253)	$(16)	$(13)
______________
(1)Amounts reflect an impairment on AFS Securities of $245 million related to the Global Atlantic Transaction. See Note 13 of the Notes to these Consolidated Financial Statements for additional details on the Global Atlantic Transaction.
The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.
AFS Fixed Maturities - Credit and Intent to Sell Loss Impairments

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$42	$28	$15
Previously recognized impairments on securities that matured, paid, prepaid or sold	(261)	(2)	—
Recognized impairments on securities impaired to fair value this period (1) (2)	246	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	9	6
Additional credit losses this period on securities previously impaired	9	7	7
Increases due to passage of time on previously recorded credit losses	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—
Balance at December 31,	$36	$42	$28
______________
(1)Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.
(2)Amounts reflect an impairment on AFS Securities of $245 million related to the Global Atlantic Transaction. See Note 13 of the Notes to these Consolidated Financial Statements for additional details on the Global Atlantic Transaction.
The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.
Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2022	$4,462	$—	$(703)	$(790)	$2,969
Net investment gains (losses) arising during the period	(14,456)	—	—	—	(14,456)
Reclassification adjustment:					—
Included in net income (loss)	885	—	—	—	885
Other (1)	—	—	—	(1,489)	(1,489)
Impact of net unrealized investment gains (losses)	—	—	724	2,698	3,422
Net unrealized investment gains (losses) excluding credit losses	(9,109)	—	21	419	(8,669)
Net unrealized investment gains (losses) with credit losses	(7)	—	—	1	(6)
Balance, December 31, 2022	$(9,116)	$—	$21	$420	$(8,675)

Balance, January 1, 2021	$8,230	$(466)	$(1,814)	$(1,250)	$4,700
Transition adjustment (3)	—	466	426	—	892
Net investment gains (losses) arising during the period	(2,902)	—	—	—	(2,902)
Reclassification adjustment:					—
Included in net income (loss)	(835)	—	—	—	(835)
Other (2)	(31)	—	—	—	(31)
Impact of net unrealized investment gains (losses)	—	—	686	460	1,146
Net unrealized investment gains (losses) excluding credit losses	4,462	—	(702)	(790)	2,970
Net unrealized investment gains (losses) with credit losses	—	—	(1)	—	(1)
Balance, December 31, 2021	$4,462	$—	$(703)	$(790)	$2,969

Balance, January 1, 2020	$3,084	$(826)	$(192)	$(433)	$1,633
Net investment gains (losses) arising during the period	5,953	—	—	—	5,953
Reclassification adjustment:
Included in Net income (loss)	(802)	—	—	—	(802)
Impact of net unrealized investment gains (losses)	—	360	(1,623)	(818)	(2,081)
Net unrealized investment gains (losses) excluding credit losses	8,235	(466)	(1,815)	(1,251)	4,703
Net unrealized investment gains (losses) with credit losses	(5)	—	1	1	(3)
Balance, December 31, 2020	$8,230	$(466)	$(1,814)	$(1,250)	$4,700

_____________
(1)    Reflects a Deferred Tax Asset valuation allowance of $1.5 billion recorded during the fourth quarter of 2022. See Note 16 of the Notes to these Consolidated Financial Statements for additional details.
(2)    Effective January 1, 2021, certain preferred stock have been reclassified to other equity investments.
(3)    Reflects transition adjustment of DAC and Policyholder Liabilities under the adoption of ASU 2018-12 effective January 1, 2021.

The following tables disclose the fair values and gross unrealized losses of the 4,798 issues as of December 31, 2022 and the 1,896 issues as of December 31, 2021 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:
AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2022
Fixed Maturities:
Corporate	$22,034	$2,431	$15,014	$4,222	$37,048	$6,653
U.S. Treasury, government and agency	5,465	1,294	204	18	5,669	1,312
States and political subdivisions	91	18	158	58	249	76
Foreign governments	349	42	418	109	767	151
Residential mortgage-backed	665	49	79	35	744	84
Asset-backed	6,262	228	1,759	143	8,021	371
Commercial mortgage-backed	1,572	200	1,580	372	3,152	572
Total at December 31, 2022	$36,438	$4,262	$19,212	$4,957	$55,650	$9,219

December 31, 2021:
Fixed Maturities:
Corporate	$9,497	$150	$1,301	$62	$10,798	$212
U.S. Treasury, government and agency	947	10	103	4	1,050	14
States and political subdivisions	112	2	11	1	123	3
Foreign governments	349	6	92	8	441	14
Asset-backed	3,843	19	38	—	3,881	19
Commercial mortgage-backed	1,515	22	96	4	1,611	26
Total at December 31, 2021	$16,263	$209	$1,641	$79	$17,904	$288
The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total corporate securities. The largest exposures to a single issuer of corporate securities held as of December 31, 2022 and 2021 were $327 million and $280 million, respectively, representing 30.4% and 3.2% of the consolidated equity of the Company.
Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the NAIC designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). As of December 31, 2022 and 2021, respectively, approximately $2.9 billion and $2.8 billion, or 4.3% and 4.1%, of the $68.1 billion and $68.6 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $208 million and $18 million as of December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, respectively, the $5.0 billion and $79 million of gross unrealized losses of twelve months or more were primarily concentrated in corporate securities. In accordance with the policy described in Note 2 of the Notes to these Consolidated Financial Statements, the Company concluded that an adjustment to allowance for credit losses for these securities was not warranted at either December 31, 2022 or December 31,
2021. As of December 31, 2022 and 2021, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.
Based on the Company’s evaluation both qualitatively and quantitatively of the drivers of the decline in fair value of fixed maturity securities as of December 31, 2022, the Company determined that the unrealized loss was primarily due to increases in interest rates and credit spreads.
Mortgage Loans on Real Estate
Accrued interest receivable on commercial and agricultural mortgage loans as of December 31, 2022 and 2021 was $71 million and $57 million, respectively. There was no accrued interest written off for commercial and agricultural mortgage loans for the years ended December 31, 2022 and 2021.
As of December 31, 2022, the Company had no loans for which foreclosure was probable included within the individually assessed mortgage loans, and accordingly had no associated allowance for credit losses.
Allowance for Credit Losses on Mortgage Loans
The change in the allowance for credit losses for commercial mortgage loans and agricultural mortgage loans during the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Allowance for credit losses on mortgage loans:
Commercial mortgages:
Balance, beginning of period	$57	$77	$33
Current-period provision for expected credit losses	66	(20)	44
Write-offs charged against the allowance	—	—	—
Recoveries of amounts previously written off		—	—
Net change in allowance	66	(20)	44
Balance, end of period	$123	$57	$77

Agricultural mortgages:
Balance, beginning of period	$5	$4	$3
Current-period provision for expected credit losses	1	1	1
Write-offs charged against the allowance	—	—	—
Recoveries of amounts previously written off		—	—
Net change in allowance	1	1	1
Balance, end of period	$6	$5	$4

Total allowance for credit losses	$129	$62	$81

The change in the allowance for credit losses is attributable to:
•increases/decreases in the loan balance due to new originations, maturing mortgages, and loan amortization and
•changes in credit quality and economic assumptions.
Credit Quality Information
The following tables summarize the Company’s mortgage loans segregated by risk rating exposure as of December 31, 2022 and 2021.
Loan to Value (“LTV”) Ratios (1)

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$624	$130	$—	$—	$119	$1,242	$—	$—	$2,115
50% - 70%	2,285	1,569	906	313	623	2,254	328	—	8,278
70% - 90%	363	415	463	329	424	1,314	—	34	3,342
90% plus	—	—	—	—	35	233	—	—	268
Total commercial	$3,272	$2,114	$1,369	$642	$1,201	$5,043	$328	$34	$14,003

Agricultural:
0% - 50%	$163	$182	$228	$129	$132	$725	$—	$—	$1,559
50% - 70%	190	185	222	68	83	267	—	—	1,015
70% - 90%	—	—	—	—	—	16	—	—	16
90% plus	—	—	—	—	—	—	—	—	—
Total agricultural	$353	$367	$450	$197	$215	$1,008	$—	$—	$2,590

Total mortgage loans:
0% - 50%	$787	$312	$228	$129	$251	$1,967	$—	$—	$3,674
50% - 70%	2,475	1,754	1,128	381	706	2,521	328	—	9,293
70% - 90%	363	415	463	329	424	1,330	—	34	3,358
90% plus	—	—	—	—	35	233	—	—	268
Total mortgage loans	$3,625	$2,481	$1,819	$839	$1,416	$6,051	$328	$34	$16,593

Debt Service Coverage (“DSC”) Ratios (2)

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$771	$1,159	$1,113	$102	$571	$1,911	$—	$—	$5,627
1.8x to 2.0x	158	215	164	197	186	477	279	—	1,676
1.5x to 1.8x	337	390	32	153	176	1,175	4	—	2,267

	December 31, 2022
	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
1.2x to 1.5x	1,041	259	—	92	73	917	—	—	2,382
1.0x to 1.2x	507	43	60	98	160	492	45	34	1,439
Less than 1.0x	458	48	—	—	35	71	—	—	612
Total commercial	$3,272	$2,114	$1,369	$642	$1,201	$5,043	$328	$34	$14,003

Agricultural:
Greater than 2.0x	$51	$40	$62	$21	$12	$193	$—	$—	$379
1.8x to 2.0x	16	58	35	24	14	51	—	—	198
1.5x to 1.8x	69	42	111	18	19	196	—	—	455
1.2x to 1.5x	107	147	177	98	99	298	—	—	926
1.0x to 1.2x	91	80	61	30	60	257	—	—	579
Less than 1.0x	19	—	4	6	11	13	—	—	53
Total agricultural	$353	$367	$450	$197	$215	$1,008	$—	$—	$2,590

Total mortgage loans:
Greater than 2.0x	$822	$1,199	$1,175	$123	$583	$2,104	$—	$—	$6,006
1.8x to 2.0x	174	273	199	221	200	528	279	—	1,874
1.5x to 1.8x	406	432	143	171	195	1,371	4	—	2,722
1.2x to 1.5x	1,148	406	177	190	172	1,215	—	—	3,308
1.0x to 1.2x	598	123	121	128	220	749	45	34	2,018
Less than 1.0x	477	48	4	6	46	84	—	—	665
Total mortgage loans	$3,625	$2,481	$1,819	$839	$1,416	$6,051	$328	$34	$16,593
_____________
(1)The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
LTV Ratios (1)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
0% - 50%	$—	$—	$—	$184	$293	$992	$—	$—	$1,469
50% - 70%	1,944	1,286	339	619	491	2,533	139	—	7,351
70% - 90%	190	236	412	415	276	972	—	—	2,501
90% plus	—	—	—	35	5	73	—	—	113
Total commercial	$2,134	$1,522	$751	$1,253	$1,065	$4,570	$139	$—	$11,434

Agricultural:
0% - 50%	$180	$212	$128	$129	$119	$738	$—	$—	$1,506
50% - 70%	200	268	102	126	87	338	—	—	1,121
70% - 90%	—	—	—	—	—	17	—	—	17
90% plus	—	—	—	—	—	—	—	—	—
Total agricultural	$380	$480	$230	$255	$206	$1,093	$—	$—	$2,644

Total mortgage loans:
0% - 50%	$180	$212	$128	$313	$412	$1,730	$—	$—	$2,975
50% - 70%	2,144	1,554	441	745	578	2,871	139	—	8,472
70% - 90%	190	236	412	415	276	989	—	—	2,518
90% plus	—	—	—	35	5	73	—	—	113
Total mortgage loans	$2,514	$2,002	$981	$1,508	$1,271	$5,663	$139	$—	$14,078
DSC Ratios (2)

	December 31, 2021
	Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
	(in millions)
Mortgage loans:
Commercial:
Greater than 2.0x	$1,143	$1,243	$210	$772	$485	$2,218	$—	$—	$6,071
1.8x to 2.0x	185	135	182	46	161	372	68	—	1,149
1.5x to 1.8x	275	49	284	211	166	919	48	—	1,952
1.2x to 1.5x	264	95	75	101	253	701	—	—	1,489
1.0x to 1.2x	267	—	—	88	—	287	23	—	665
Less than 1.0x	—	—	—	35	—	73	—	—	108
Total commercial	$2,134	$1,522	$751	$1,253	$1,065	$4,570	$139	$—	$11,434

Agricultural:
Greater than 2.0x	$49	$64	$25	$22	$24	$210	$—	$—	$394
1.8x to 2.0x	52	37	25	14	14	70	—	—	212
1.5x to 1.8x	43	113	28	22	41	193	—	—	440
1.2x to 1.5x	161	179	112	116	72	355	—	—	995
1.0x to 1.2x	75	83	31	77	54	226	—	—	546
Less than 1.0x	—	4	9	4	1	39	—	—	57
Total agricultural	$380	$480	$230	$255	$206	$1,093	$—	$—	$2,644

Total mortgage loans:
Greater than 2.0x	$1,192	$1,307	$235	$794	$509	$2,428	$—	$—	$6,465
1.8x to 2.0x	237	172	207	60	175	442	68	—	1,361
1.5x to 1.8x	318	162	312	233	207	1,112	48	—	2,392
1.2x to 1.5x	425	274	187	217	325	1,056	—	—	2,484
1.0x to 1.2x	342	83	31	165	54	513	23	—	1,211
Less than 1.0x	—	4	9	39	1	112	—	—	165
Total mortgage loans	$2,514	$2,002	$981	$1,508	$1,271	$5,663	$139	$—	$14,078
_____________
(1)The LTV ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually for each mortgage loan.
(2)The DSC ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
Past-Due and Nonaccrual Mortgage Loan Status
The following table provides information relating to the aging analysis of past-due mortgage loans as of December 31, 2022 and 2021, respectively.
Age Analysis of Past Due Mortgage Loans (1)

	Accruing Loans						Non-accruing Loans	Total Loans	Non-accruing Loans with No Allowance	Interest Income on Non-accruing Loans
	Past Due				Current	Total
	30-59 Days	60-89 Days	90 Days or More	Total
	(in millions)
December 31, 2022:
Mortgage loans:
Commercial	$56	$—	$—	$56	$13,947	$14,003	$—	$14,003	$—	$—
Agricultural	3	5	13	21	2,553	2,574	16	2,590	—	—
Total	$59	$5	$13	$77	$16,500	$16,577	$16	$16,593	$—	$—
December 31, 2021:
Mortgage loans:
Commercial	$—	$—	$—	$—	$11,434	$11,434	$—	$11,434	$—	$—
Agricultural	1	1	25	27	2,601	2,628	16	2,644	—	—
Total	$1	$1	$25	$27	$14,035	$14,062	$16	$14,078	$—	$—
_______________
(1)Amounts presented at amortized cost basis.

As of December 31, 2022 and 2021, the carrying values of problem mortgage loans that had been classified as non-accrual loans were $14 million and $14 million, respectively. The carrying values of those mortgage loans are presented net of an allowance of $2 million and $2 million, respectively, as of December 31, 2022 and 2021.
Troubled Debt Restructuring
During the years ended December 31, 2022, 2021 and 2020, the Company identified an immaterial amount of TDRs.
Equity Securities
The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the years ended December 31, 2022 and 2021.
Unrealized and Realized Gains (Losses) from Equity Securities

	Year Ended December 31,
	2022	2021
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(109)	$9
Net investment gains (losses) recognized on securities sold during the period	(36)	(2)
Unrealized and realized gains (losses) on equity securities	$(145)	$7
Trading Securities
As of December 31, 2022 and 2021, respectively, the fair value of the Company’s trading securities was $283 million and $379 million. As of December 31, 2022 and 2021, respectively, trading securities included the General Account’s investment in Separate Accounts had carrying values of $38 million and $44 million.
The table below shows a breakdown of net investment income (loss) from trading securities during the years ended December 31, 2022, 2021 and 2020:
Net Investment Income (Loss) from Trading Securities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(35)	$(264)	$96
Net investment gains (losses) recognized on securities sold during the period	(6)	206	10
Unrealized and realized gains (losses) on trading securities	(41)	(58)	106
Interest and dividend income from trading securities	13	92	206
Net investment income (loss) from trading securities	$(28)	$34	$312
Net Investment Income (Loss)
The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$2,478	$2,293	$2,193
Mortgage loans on real estate	586	547	516
Other equity investments	74	525	79
Policy loans	203	209	198
Trading securities	(28)	34	312
Other investment income	57	47	49
Gross investment income (loss)	3,370	3,655	3,347
Investment expenses	(293)	(172)	(139)
Net investment income (loss)	$3,077	$3,483	$3,208
Investment Gains (Losses), Net
Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$(885)	$834	$801
Mortgage loans on real estate	(66)	20	(45)
Other equity investments (1)	—	—	30
Other	(11)	(1)	1
Investment gains (losses), net	$(962)	$853	$787
_____________
(1)    Investment gains (losses), net of Other equity investments includes Real Estate Held for production during the years ended December 31, 2021 and December 31, 2020.
For the years ended December 31, 2022, 2021 and 2020, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $1 million, $2 million and $2 million.